Goodwill (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Reconciliation Of Changes In Goodwill [Abstract]
Disclosure Of Reconciliation Of Changes In Goodwill	A description of the key assumptions and sensitivities is provided below.
	2020	2019
	£m	£m
At start of year	6,824	6,899
Acquisitions	570	257
Disposals/reclassified as held for sale	(6)	(64)
Exchange translation differences	(164)	(268)
At end of year	7,224	6,824

Summary of Breakdown of Goodwill into Cash Generating Units
GOODWILL	2020	2019
	£m	£m
Scientific, Technical & Medical	1,669	1,594
Risk	3,546	3,186
Legal	1,395	1,428
Exhibitions	614	616
Total	7,224	6,824

Key Assumptions Used for Each Group of Cash Generating Units

The key assumptions used for each group of cash generating units are disclosed below:

KEY ASSUMPTIONS	2020		2019
	Pre-tax discount rate	Nominal long-term market growth rate	Pre-tax discount rate	Nominal long-term market growth rate
Scientific, Technical & Medical	9.8%	3%	9.4%	3%
Risk	10.6%	3%	10.0%	3%
Legal	11.2%	2%	10.6%	2%
Exhibitions	12.6%	3%	11.6%	3%